Reinhart International PMV Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Austria - 3.1%
BAWAG Group AG	640	$48,970

Canada - 9.8%
Boyd Group Services	100	16,663
CCL Industries - Class B	400	22,869
Constellation Software	10	32,655
Dollarama	200	20,257
Element Fleet Management	1,800	37,332
Granite Real Estate Investment Trust - REIT	500	28,401
		158,177

China - 4.4%
China Feihe	20,000	10,707
JD Logistics (a)	30,000	36,420
NetEase - ADR	300	24,132
		71,259

France - 11.5%
Capgemini SE	250	51,791
Edenred	1,500	63,134
Elis SA	1,000	24,718
La Francaise des Jeux SAEM	1,100	44,844
		184,487

Germany - 2.3%
CTS Eventim AG	400	37,678

Ireland - 3.2%
Bank of Ireland Group plc	4,500	51,694

Israel - 2.3%
Sapiens International Corp. NV	1,000	36,390

Italy - 1.9%
Buzzi Unicem SpA	760	29,867

Japan - 9.4%
Horiba Ltd.	385	25,788
Hoya	200	28,385
Mercari (a)	3,400	55,463
Sanwa Holdings Corp.	1,800	41,288
		150,924

Luxembourg - 2.2%
B&M European Value Retail SA	6,000	35,208

Mexico - 2.7%
Bolsa Mexicana de Valores SAB de CV	28,000	43,079

Netherlands - 2.7%
Euronext NV (a)	400	42,718

Portugal - 3.5%
Jeronimo Martins SGPS SA	3,000	55,513

Republic of Korea - 2.8%
Coway	900	45,312

Spain - 3.1%
Aena SME SA	250	50,312

Sweden - 2.5%
Svenska Handelsbanken AB - Class A	3,900	40,233

Taiwan - 7.0%
Silicon Motion Technology - ADR	835	53,081
Taiwan Semiconductor Manufacturing - ADR	350	60,095
		113,176

United Kingdom - 12.8%
Compass Group plc	900	28,445
Endava plc - ADR (a)	1,230	39,323
International Distributions Services plc (a)	8,000	35,617
London Stock Exchange Group plc	300	40,495
Nomad Foods	1,300	24,440
UNITE Group plc - REIT	3,000	37,871
		206,191

United States - 8.0%
Booking Holdings	10	39,092
Cushman & Wakefield plc (a)	3,200	41,600
Euronet Worldwide (a)	440	47,481
		128,173

Vietnam - 1.7%
Vietnam Dairy Products JSC	9,200	27,339
TOTAL COMMON STOCKS (Cost $1,334,633)		1,556,700

WARRANTS - 0.0%(b)	Contracts	Value
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00 (a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%	Shares
First American Treasury Obligations Fund - Class X, 5.18% (d)	55,278	55,278
TOTAL SHORT-TERM INVESTMENTS (Cost $55,278)		55,278

TOTAL INVESTMENTS - 100.3% (Cost $1,389,911)		1,611,978
Liabilities in Excess of Other Assets - (0.3)%		(5,578)
TOTAL NET ASSETS - 100.0%		$1,606,400

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Reinhart International PMV Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$658,020	$898,680	$–	$1,556,700
Warrants	–	–	–	–	(a)
Money Market Funds	55,278	–	–	55,278
Total Investments	$713,298	$898,680	$–	$1,611,978

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Sector Classification as of August 31, 2024
(% of Net Assets)
Financials	$377,804	23.6%
Information Technology	299,123	18.5
Consumer Discretionary	268,621	16.7
Industrials	242,350	15.1
Consumer Staples	117,999	7.3
Real Estate	107,872	6.8
Communication Services	61,810	3.8
Materials	52,736	3.3
Health Care	28,385	1.8
Money Market Funds	55,278	3.4
Liabilities in Excess of Other Assets	(5,578)	(0.3)
	1,606,400	100.0%